UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Pin Oak Investment Advisors, Inc.
Address:	4545 Post Oak Place
		Suite 310
		Houston, Texas  77027

13F File Number:	28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	Vice President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	    March 23, 2000

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		 0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $103,397

List of Other Included Managers:         NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/10 Berkshire Hthwy           COM              084670091      337       60 SH       SOLE                       60
AT&T Corp                      COM              001957109      330     6500 SH       SOLE                     6500
Abbott Labs                    COM              002824100     1423    39200 SH       SOLE                    39200
American General               COM              026351064     2686    35400 SH       SOLE                    35400
American Home Prod             COM              026609107      752    19150 SH       SOLE                    19150
American Intl Group            COM              026874107     2300    21272 SH       SOLE                    21272
Amsouth Bancorp                COM              032165102      329    17060 SH       SOLE                    17060
Applied Materials              COM              038222105     3957    31238 SH       SOLE                    31238
Bank of America                COM              060505104     1378    27459 SH       SOLE                    27459
Boeing                         COM              097023105     1015    24506 SH       SOLE                    24506
Boston Scientific Corp         COM              101137107      540    24684 SH       SOLE                    24684
Bristol Myers Squibb           COM              110122108     1285    20020 SH       SOLE                    20020
Chase Manhattan                COM              16161A108      513     6600 SH       SOLE                     6600
Cisco Systems Inc              COM              17275R102     3016    28158 SH       SOLE                    28158
Citigroup                      COM              172967101     1553    27885 SH       SOLE                    27885
Coastal Corp                   COM              190441105      574    16195 SH       SOLE                    16195
Coca Cola                      COM              191216100     2495    42839 SH       SOLE                    42839
Colgate-Palmolive              COM              194162103     1137    17500 SH       SOLE                    17500
Compaq Corp                    COM              204493100     2038    75315 SH       SOLE                    75315
Conagra Inc                    COM              205887102     1012    44600 SH       SOLE                    44600
Crescent Real Est              COM              225756105      571    31100 SH       SOLE                    31100
Dell Computer Corp             COM              247025109     1326    26000 SH       SOLE                    26000
Disney, Walt Hldg Co           COM              254687106     1389    47475 SH       SOLE                    47475
Exxon Mobil Corp               COM              30231G102     4918    61048 SH       SOLE                    61048
First Data Corp                COM              319963104     1366    27700 SH       SOLE                    27700
GTE Corporation                COM              362320103      656     9300 SH       SOLE                     9300
General Electric               COM              369604103     4915    31760 SH       SOLE                    31760
Gillette                       COM              375766102     2253    54704 SH       SOLE                    54704
Halliburton Co                 COM              406216101      944    23450 SH       SOLE                    23450
Hewlett-Packard Co             COM              428236103     2360    20750 SH       SOLE                    20750
Home Depot Inc                 COM              437076102     3783    55020 SH       SOLE                    55020
Intel                          COM              458140100     4793    58228 SH       SOLE                    58228
Intl Business Mach             COM              459200101     1343    12450 SH       SOLE                    12450
J.P. Morgan Inc                COM              616880100      268     2119 SH       SOLE                     2119
Johnson & Johnson              COM              478160104     2005    21500 SH       SOLE                    21500
Leap Wireless Intl             COM              521863100      237     3025 SH       SOLE                     3025
Lucent Technologies            COM              549463107      299     3984 SH       SOLE                     3984
MCI Worldcom Inc               COM              55268B106     1118    21075 SH       SOLE                    21075
McDonald's                     COM              580135101     1507    37387 SH       SOLE                    37387
Merck                          COM              589331107     2729    40621 SH       SOLE                    40621
Metals USA Inc                 COM              591324108       90    10624 SH       SOLE                    10624
Nike Inc                       COM              654106103     1522    30700 SH       SOLE                    30700
Pepsico                        COM              713448108     2206    62583 SH       SOLE                    62583
Pfizer                         COM              717081103     1666    51358 SH       SOLE                    51358
Philip Morris                  COM              718154107      568    24698 SH       SOLE                    24698
Procter & Gamble Co            COM              742718109     3053    27862 SH       SOLE                    27862
Qualcomm Inc                   COM              747525103    10844    61572 SH       SOLE                    61572
SBC Communications             COM              78387G103      474     9724 SH       SOLE                     9724
Schering-Plough                COM              806605101      263     6200 SH       SOLE                     6200
Southwest Bancorp              COM              84476R109     1293    65277 SH       SOLE                    65277
Texas Instruments              COM              882508104      394     4080 SH       SOLE                     4080
Time Warner Inc                COM              887315109     2036    28150 SH       SOLE                    28150
Walmart                        COM              931142103     4687    67800 SH       SOLE                    67800
Warner Lambert                 COM              934488107     1168    14250 SH       SOLE                    14250
Washington Mutual              COM              939322103      944    36500 SH       SOLE                    36500
Weingarten Realty              COM              948741103     1373    35250 SH       SOLE                    35250
BP Amoco PLC ADR               SPONS.ADR        055622104     1404    23666 SH       SOLE                    23666
Royal Dutch Pet                SPONS.ADR        780257804     1959    32350 SH       SOLE                    32350